OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:           May 31

Date of reporting period:         August 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Capital Allocation Fund

Voya Core Equity Research Fund

Voya Corporate Leaders 100 Fund

Voya Large Cap Growth Fund

Voya Mid Cap Value Advantage Fund

Voya Small Company Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Capital Allocation Fund	as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.0%
41,412	iShares iBoxx High Yield Corporate Bond Fund	$3,902,667	2.0
233,286	iShares MSCI EAFE Index Fund	15,562,509	8.0
9,731	iShares S&P 500 Index Fund	1,965,273	1.0

	Total Exchange-Traded Funds
	(Cost $21,264,703)	21,430,449	11.0

MUTUAL FUNDS: 88.0%
	Affiliated Investment Companies: 88.0%
769,114	Voya Floating Rate Fund - Class I	7,806,512	4.0
3,155,409	Voya Global Bond Fund - Class R6	34,993,486	18.0
190,399	Voya Global Real Estate Fund - Class R6	3,901,273	2.0
1,848,424	Voya High Yield Bond Fund - Class I	15,637,667	8.0
192,925	Voya Intermediate Bond Fund - Class R6	1,950,471	1.0
941,095	Voya International Core Fund - Class I	10,709,664	5.5
1,485,450	Voya Large Cap Growth Fund - Class R6	21,464,745	11.0
1,517,070	Voya Large Cap Value Fund - Class R6	21,481,715	11.0
287,650	@ Voya MidCap Opportunities Fund - Class R6	7,806,816	4.0
1,096,744	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,643,492	7.0
1,517,598	Voya Multi-Manager International Equity Fund - Class I	18,499,523	9.5
515,821	Voya Multi-Manager Mid Cap Value Fund - Class I	7,825,002	4.0
317,255	@ Voya Small Company Fund - Class R6	5,878,733	3.0

	Total Mutual Funds
	(Cost $141,886,017)	171,599,099	88.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Energy: –%
200,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	–	–

		Total Corporate Bonds/Notes
		(Cost $199,255)	–	–

ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
4,413		Chase Funding Trust Series 2003-5, 0.755%, 07/25/33	$4,245	0.0
97,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	101,932	0.0
1,838		RAMP Series 2003 - RS5 Trust, 0.775%, 06/25/33	1,643	0.0

		Total Asset-Backed Securities
		(Cost $103,247)	107,820	0.0

		Total Investments in Securities (Cost $163,453,222)	$193,137,368	99.0
		Assets in Excess of Other Liabilities	1,875,556	1.0
		Net Assets	$195,012,924	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $164,381,572.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$30,215,117
Gross Unrealized Depreciation	(1,459,321)

Net Unrealized Appreciation	$28,755,796

PORTFOLIO OF INVESTMENTS
Voya Capital Allocation Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,430,449	$–	$–	$21,430,449
Mutual Funds	171,599,099	–	–	171,599,099
Corporate Bonds/Notes	–	–	–	–
Asset-Backed Securities	–	107,820	–	107,820
Total Investments, at fair value	$193,029,548	$107,820	$–	$193,137,368
Other Financial Instruments+
Futures	142,276	–	–	142,276
Total Assets	$193,171,824	$107,820	$–	$193,279,644
Liabilities Table
Other Financial Instruments+
Futures	$(9,095)	$–	$–	$(9,095)
Total Liabilities	$(9,095)	$–	$–	$(9,095)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 8/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$-	$7,961,894	$(128,876)	$(26,506)	$7,806,512	$26,370	$(516)	$-
Voya Global Bond Fund - Class R6	35,475,556	909,671	(1,222,790)	(168,951)	34,993,486	360,642	(85,548)	-
Voya Global Real Estate Fund - Class I	3,964,474	32,601	(2,518,489)	(1,478,586)	-	31,407	11,368	-
Voya Global Real Estate Fund - Class R6	-	2,478,151	(89,165)	1,512,287	3,901,273	-	37,165	-
Voya High Yield Bond Fund - Class I	15,831,818	642,196	(783,538)	(52,809)	15,637,667	218,695	(2,109)	-
Voya Intermediate Bond Fund - Class R6	1,972,805	100,272	(130,127)	7,521	1,950,471	16,179	(157)	-
Voya International Core Fund - Class I	10,823,791	676,885	(720,609)	(70,403)	10,709,664	-	26,719	-
Voya Large Cap Growth Fund - Class R6	21,711,452	7,382	(1,146,739)	892,650	21,464,745	-	112,829	-
Voya Large Cap Value Fund - Class R6	21,728,181	135,048	(1,221,613)	840,099	21,481,715	127,666	76,666	-
Voya MidCap Opportunities Fund - Class R6	7,886,414	2,633	(420,888)	338,657	7,806,816	-	19,958	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,650,740	4,608	(903,982)	892,126	13,643,492	-	72,202	-
Voya Multi-Manager International Equity Fund - Class I	18,705,619	743,249	(605,904)	(343,441)	18,499,523	-	90,783	-
Voya Multi-Manager Mid Cap Value Fund - Class I	7,889,027	2,633	(306,867)	240,209	7,825,002	-	40,876	-
Voya Small Company Fund - Class R6	7,845,394	2,633	(1,444,507)	(524,787)	5,878,733	-	770,700	-
	$167,485,271	$13,699,856	$(11,644,094)	$2,058,066	$171,599,099	$780,959	$1,170,936	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Capital Allocation Fund Open Futures Contracts on August 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	39	09/19/14	$3,902,730	$142,276
			$3,902,730	$142,276
Short Contracts
U.S. Treasury 5-Year Note	(33)	12/31/14	(3,921,586)	(9,095)
			$(3,921,586)	$(9,095)

PORTFOLIO OF INVESTMENTS
Voya Capital Allocation Fund	as of August 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$142,276
Total Asset Derivatives		$142,276

		Fair Value
Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$9,095
Total Liability Derivatives		$9,095

PORTFOLIO OF INVESTMENTS
Voya Core Equity Research Fund	as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 11.1%
162,600		Comcast Corp. – Class A	$8,899,098	1.8
69,304	@	Delphi Automotive PLC	4,822,172	1.0
117,892		Home Depot, Inc.	11,022,902	2.3
77,522		Macy's, Inc.	4,828,846	1.0
87,300		Nike, Inc.	6,857,415	1.4
99,500		Starbucks Corp.	7,742,095	1.6
109,700		Walt Disney Co.	9,859,836	2.0
			54,032,364	11.1

		Consumer Staples: 9.2%
234,317		Altria Group, Inc.	10,094,376	2.1
155,600		ConAgra Foods, Inc.	5,010,320	1.0
108,800		CVS Caremark Corp.	8,644,160	1.8
74,000		Kimberly-Clark Corp.	7,992,000	1.6
138,600		Kraft Foods Group, Inc.	8,163,540	1.7
64,739		Molson Coors Brewing Co.	4,787,449	1.0
			44,691,845	9.2

		Energy: 10.2%
36,200		Anadarko Petroleum Corp.	4,079,378	0.8
29,729		ConocoPhillips	2,414,589	0.5
42,102		EOG Resources, Inc.	4,626,168	1.0
61,112		ExxonMobil Corp.	6,078,199	1.3
94,600		Halliburton Co.	6,395,906	1.3
54,800		Hess Corp.	5,540,280	1.1
211,882	@	Noble Corp. PLC	6,030,162	1.2
82,030		Occidental Petroleum Corp.	8,508,972	1.8
86,162	@	Total S.A. ADR	5,683,246	1.2
			49,356,900	10.2

		Financials: 15.2%
56,400		Ameriprise Financial, Inc.	7,092,864	1.5
99,275		Arthur J. Gallagher & Co.	4,688,758	1.0
119,083		Discover Financial Services	7,427,207	1.5
215,729		Fifth Third Bancorp.	4,401,950	0.9
143,159		Gaming and Leisure Properties, Inc.	4,767,195	1.0
168,700		Invesco Ltd.	6,889,708	1.4
175,398		JPMorgan Chase & Co.	10,427,411	2.1
71,020		Prudential Financial, Inc.	6,370,494	1.3
154,699		Starwood Property Trust, Inc.	3,689,571	0.8
225,300		Wells Fargo & Co.	11,589,432	2.4
184,290	@	XL Group PLC	6,299,032	1.3
			73,643,622	15.2

		Health Care: 10.9%
81,100		Abbott Laboratories	3,425,664	0.7
98,100		Bristol-Myers Squibb Co.	4,968,765	1.0
66,366		Cardinal Health, Inc.	4,891,174	1.0
61,500	@	Gilead Sciences, Inc.	6,616,170	1.4
78,048		Medtronic, Inc.	4,983,365	1.0
205,582		Merck & Co., Inc.	12,357,534	2.6
353,818		Pfizer, Inc.	10,398,711	2.1
59,451		UnitedHealth Group, Inc.	5,153,213	1.1
			52,794,596	10.9

		Industrials: 11.7%
73,363		Boeing Co.	9,302,429	1.9
91,800		Caterpillar, Inc.	10,012,626	2.1
59,833		Fluor Corp.	4,421,060	0.9
41,237		General Dynamics Corp.	5,082,460	1.0
347,184		General Electric Co.	9,019,840	1.9
504,700		Mueller Water Products, Inc.	4,658,381	1.0
19,007		TransDigm Group, Inc.	3,573,126	0.7
70,126		Union Pacific Corp.	7,382,164	1.5
42,300		Wesco International, Inc.	3,552,777	0.7
			57,004,863	11.7

		Information Technology: 19.9%
53,500		Analog Devices, Inc.	2,734,920	0.6
51,400	@	Ansys, Inc.	4,178,820	0.9
230,636		Apple, Inc.	23,640,190	4.9
216,300		Applied Materials, Inc.	4,997,612	1.0
72,900		Automatic Data Processing, Inc.	6,085,692	1.2
460,996		Cisco Systems, Inc.	11,520,290	2.4
108,307		Fidelity National Information Services, Inc.	6,146,422	1.3
189,700		Jabil Circuit, Inc.	4,093,726	0.8
129,487		Microchip Technology, Inc.	6,322,850	1.3
367,841		Microsoft Corp.	16,711,017	3.4
81,950	@	TE Connectivity Ltd.	5,136,626	1.0
379,762		Xerox Corp.	5,244,513	1.1
			96,812,678	19.9

		Materials: 3.7%
1,109,420		Fortescue Metals Group Ltd.	4,333,574	0.9
196,488		Freeport-McMoRan, Inc.	7,146,269	1.5
268,000		Steel Dynamics, Inc.	6,228,320	1.3
			17,708,163	3.7

		Telecommunication Services: 1.3%
158,422		CenturyTel, Inc.	6,493,718	1.3

		Utilities: 3.0%
294,400		CenterPoint Energy, Inc.	7,312,896	1.5

PORTFOLIO OF INVESTMENTS
Voya Core Equity Research Fund	as of August 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
93,900	DTE Energy Co.	$7,347,675	1.5
		14,660,571	3.0

	Total Common Stock
	(Cost $353,334,705)	467,199,320	96.2

SHORT-TERM INVESTMENTS: 3.6%
	Mutual Funds: 3.6%
17,412,079	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $17,412,079)	17,412,079	3.6

	Total Short-Term Investments
	(Cost $17,412,079)	17,412,079	3.6

	Total Investments in Securities (Cost $370,746,784)	$484,611,399	99.8
	Assets in Excess of Other Liabilities	810,486	0.2
	Net Assets	$485,421,885	100.0

††	Rate shown is the 7-day yield as of August 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $372,041,216.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$117,302,063
Gross Unrealized Depreciation	(4,731,880)

Net Unrealized Appreciation	$112,570,183

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$54,032,364	$–	$–	$54,032,364
Consumer Staples	44,691,845	–	–	44,691,845
Energy	49,356,900	–	–	49,356,900
Financials	73,643,622	–	–	73,643,622
Health Care	52,794,596	–	–	52,794,596
Industrials	57,004,863	–	–	57,004,863
Information Technology	96,812,678	–	–	96,812,678
Materials	13,374,589	4,333,574	–	17,708,163
Telecommunication Services	6,493,718	–	–	6,493,718
Utilities	14,660,571	–	–	14,660,571
Total Common Stock	462,865,746	4,333,574	–	467,199,320

PORTFOLIO OF INVESTMENTS
Voya Core Equity Research Fund	as of August 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Short-Term Investments	$17,412,079	$–	$–	$17,412,079
Total Investments, at fair value	$480,277,825	$4,333,574	$–	$484,611,399
Other Financial Instruments+
Futures	329,397	–	–	329,397
Total Assets	$480,607,222	$4,333,574	$–	$484,940,796

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Core Equity Research Fund Open Futures Contracts on August 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	124	09/19/14	$12,408,680	$329,397
			$12,408,680	$329,397

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$329,397
Total Asset Derivatives		$329,397

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders 100 Fund	as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 12.9%
18,568	@	Amazon.com, Inc.	$6,295,295	1.0
111,367		Comcast Corp. – Class A	6,095,116	1.0
348,654		Ford Motor Co.	6,070,066	1.0
164,524		General Motors Co.	5,725,435	0.9
74,263		Home Depot, Inc.	6,943,591	1.1
127,055		Lowe's Cos., Inc.	6,671,658	1.1
59,384		McDonald's Corp.	5,565,468	0.9
77,562		Nike, Inc.	6,092,495	1.0
77,304		Starbucks Corp.	6,015,024	0.9
103,665		Target Corp.	6,227,157	1.0
86,393		Time Warner, Inc.	6,654,853	1.0
170,919		Twenty-First Century Fox, Inc. - Class A	6,053,951	1.0
70,635		Walt Disney Co.	6,348,674	1.0
			80,758,783	12.9

		Consumer Staples: 10.6%
144,067		Altria Group, Inc.	6,206,406	1.0
142,804		Coca-Cola Co.	5,957,783	1.0
88,045		Colgate-Palmolive Co.	5,699,153	0.9
52,172		Costco Wholesale Corp.	6,316,986	1.0
79,571		CVS Caremark Corp.	6,321,916	1.0
161,567		Mondelez International, Inc.	5,847,110	0.9
67,882		PepsiCo, Inc.	6,278,406	1.0
71,008		Philip Morris International, Inc.	6,076,864	1.0
76,248		Procter & Gamble Co.	6,336,971	1.0
81,311		Walgreen Co.	4,920,942	0.8
79,972		Wal-Mart Stores, Inc.	6,037,886	1.0
			66,000,423	10.6

		Energy: 9.5%
55,026		Anadarko Petroleum Corp.	6,200,880	1.0
60,396		Apache Corp.	6,150,125	1.0
46,222		Chevron Corp.	5,983,438	1.0
70,060		ConocoPhillips	5,690,273	0.9
75,788		Devon Energy Corp.	5,715,931	0.9
59,533		ExxonMobil Corp.	5,921,152	0.9
85,499		Halliburton Co.	5,780,587	0.9
72,917		National Oilwell Varco, Inc.	6,302,216	1.0
58,950		Occidental Petroleum Corp.	6,114,884	1.0
51,150		Schlumberger Ltd.	5,608,086	0.9
			59,467,572	9.5

		Financials: 14.9%
110,326		American International Group, Inc.	6,184,876	1.0
102,660		Allstate Corp.	6,312,563	1.0
63,470		American Express Co.	5,683,739	0.9
393,005		Bank of America Corp.	6,323,450	1.0
166,297		Bank of New York Mellon Corp.	6,515,516	1.0
47,324	@	Berkshire Hathaway, Inc.	6,495,219	1.0
72,582		Capital One Financial Corp.	5,956,079	1.0
127,810		Citigroup, Inc.	6,601,387	1.1
36,128		Goldman Sachs Group, Inc.	6,470,886	1.0
104,728		JPMorgan Chase & Co.	6,226,080	1.0
108,460		Metlife, Inc.	5,937,100	1.0
190,962		Morgan Stanley	6,551,906	1.1
36,068		Simon Property Group, Inc.	6,132,642	1.0
138,951		US Bancorp.	5,874,848	0.9
113,892		Wells Fargo & Co.	5,858,605	0.9
			93,124,896	14.9

		Health Care: 13.2%
148,617		Abbott Laboratories	6,277,582	1.0
106,092		AbbVie, Inc.	5,864,766	0.9
50,809		Amgen, Inc.	7,081,758	1.1
82,728		Baxter International, Inc.	6,202,946	1.0
18,944	@	Biogen Idec, Inc.	6,498,550	1.0
122,834		Bristol-Myers Squibb Co.	6,221,542	1.0
95,484		Eli Lilly & Co.	6,068,963	1.0
72,643	@	Gilead Sciences, Inc.	7,814,934	1.2
57,389		Johnson & Johnson	5,952,961	1.0
93,964		Medtronic, Inc.	5,999,601	1.0
104,728		Merck & Co., Inc.	6,295,200	1.0
203,061		Pfizer, Inc.	5,967,963	1.0
73,476		UnitedHealth Group, Inc.	6,368,900	1.0
			82,615,666	13.2

		Industrials: 13.5%
41,933		3M Co.	6,038,352	1.0
46,875		Boeing Co.	5,943,750	1.0
55,389		Caterpillar, Inc.	6,041,278	1.0
90,033		Emerson Electric Co.	5,763,913	0.9
39,796		FedEx Corp.	5,885,033	0.9
51,279		General Dynamics Corp.	6,320,137	1.0
227,954		General Electric Co.	5,922,245	0.9
64,605		Honeywell International, Inc.	6,152,334	1.0
37,035		Lockheed Martin Corp.	6,444,090	1.0
59,275		Norfolk Southern Corp.	6,342,425	1.0
63,827		Raytheon Co.	6,149,093	1.0
60,471		Union Pacific Corp.	6,365,782	1.0
58,664		United Parcel Service, Inc. - Class B	5,709,767	0.9
51,685		United Technologies Corp.	5,580,946	0.9
			84,659,145	13.5

		Information Technology: 16.2%
74,065		Accenture PLC	6,003,709	0.9
65,507		Apple, Inc.	6,714,467	1.1
243,919		Cisco Systems, Inc.	6,095,536	1.0
120,307	@	eBay, Inc.	6,677,038	1.1
227,954		EMC Corp.	6,731,482	1.1

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders 100 Fund	as of August 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
89,126	Facebook, Inc.	$6,668,407	1.0
10,455	Google, Inc.	5,976,078	0.9
177,672	Hewlett-Packard Co.	6,751,536	1.1
33,162	International Business Machines Corp.	6,377,053	1.0
194,789	Intel Corp.	6,802,032	1.1
82,085	Mastercard, Inc.	6,222,864	1.0
142,602	Microsoft Corp.	6,478,409	1.0
148,653	Oracle Corp.	6,173,559	1.0
76,277	Qualcomm, Inc.	5,804,680	0.9
126,149	Texas Instruments, Inc.	6,077,859	1.0
28,793	Visa, Inc.	6,119,088	1.0
		101,673,797	16.2

	Materials: 3.8%
116,740	Dow Chemical Co.	6,251,427	1.0
92,069	EI Du Pont de Nemours & Co.	6,086,681	1.0
167,033	Freeport-McMoRan, Inc.	6,074,990	0.9
48,201	Monsanto Co.	5,574,446	0.9
		23,987,544	3.8

	Telecommunication Services: 1.9%
170,146	AT&T, Inc.	5,948,304	0.9
122,163	Verizon Communications, Inc.	6,086,161	1.0
		12,034,465	1.9

	Utilities: 1.8%
166,020	Exelon Corp.	5,548,388	0.9
133,710	Southern Co.	5,936,724	0.9
		11,485,112	1.8

	Total Common Stock
	(Cost $415,098,282)	615,807,403	98.3

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
9,714,068	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $9,714,068)	9,714,068	1.6

	Total Short-Term Investments
	(Cost $9,714,068)	9,714,068	1.6

	Total Investments in Securities (Cost $424,812,350)	$625,521,471	99.9
	Assets in Excess of Other Liabilities	502,115	0.1
	Net Assets	$626,023,586	100.0

††	Rate shown is the 7-day yield as of August 31, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $430,270,551.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$200,766,847
Gross Unrealized Depreciation	(5,515,927)

Net Unrealized Appreciation	$195,250,920

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders 100 Fund	as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$615,807,403	$–	$–	$615,807,403
Short-Term Investments	9,714,068	–	–	9,714,068
Total Investments, at fair value	$625,521,471	$–	$–	$625,521,471
Other Financial Instruments+
Futures	249,124	–	–	249,124
Total Assets	$625,770,595	$–	$–	$625,770,595

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Corporate Leaders 100 Fund Open Futures Contracts on August 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	77	09/19/14	$7,705,390	$249,124
			$7,705,390	$249,124

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$249,124
Total Asset Derivatives		$249,124

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Fund	as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 19.0%
10,461	@	Amazon.com, Inc.	$3,546,697	2.7
2,107		Chipotle Mexican Grill, Inc.	1,429,916	1.1
57,647		Comcast Corp. – Class A	3,155,020	2.4
66,823		Hilton Worldwide Holdings, Inc.	1,691,958	1.3
41,517		Home Depot, Inc.	3,881,839	3.0
21,286		Macy's, Inc.	1,325,905	1.0
17,876		Nike, Inc.	1,404,160	1.1
1,848	@	Priceline.com, Inc.	2,299,485	1.8
17,999		Starbucks Corp.	1,400,502	1.1
16,073	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,564,064	1.2
32,293		Walt Disney Co.	2,902,495	2.3
			24,602,041	19.0

		Consumer Staples: 9.9%
19,737		Costco Wholesale Corp.	2,389,756	1.8
36,025		CVS Caremark Corp.	2,862,186	2.2
29,894		Estee Lauder Cos., Inc.	2,296,756	1.8
17,339		Kimberly-Clark Corp.	1,872,612	1.5
36,962		PepsiCo, Inc.	3,418,616	2.6
			12,839,926	9.9

		Energy: 5.5%
16,036		Anadarko Petroleum Corp.	1,807,097	1.4
19,147	@	Cameron International Corp.	1,423,197	1.1
15,063		EOG Resources, Inc.	1,655,122	1.2
34,328		Halliburton Co.	2,320,916	1.8
			7,206,332	5.5

		Financials: 5.3%
16,067		Ameriprise Financial, Inc.	2,020,586	1.6
11,086	@	Aon PLC	966,256	0.7
6,611		Blackrock, Inc.	2,185,134	1.7
19,541		Prudential Financial, Inc.	1,752,827	1.3
			6,924,803	5.3

		Health Care: 15.1%
45,347		AbbVie, Inc.	2,506,782	1.9
8,867	@	Actavis PLC	2,012,632	1.5
8,115	@	Alexion Pharmaceuticals, Inc.	1,373,789	1.1
12,497		Allergan, Inc.	2,045,509	1.6
10,500		Amgen, Inc.	1,463,490	1.1
29,719		Bristol-Myers Squibb Co.	1,505,267	1.2
17,528		Celgene Corp.	1,665,511	1.3
24,947	@	Gilead Sciences, Inc.	2,683,798	2.1
14,232		McKesson Corp.	2,775,667	2.1
23,431		St. Jude Medical, Inc.	1,536,839	1.2
			19,569,284	15.1

		Industrials: 10.0%
25,461		Ametek, Inc.	1,347,905	1.0
14,406		Boeing Co.	1,826,681	1.4
25,845		Danaher Corp.	1,979,986	1.5
41,445		Delta Airlines, Inc.	1,640,393	1.3
24,067	@	Ingersoll-Rand PLC - Class A	1,448,833	1.1
8,871	@	Pentair PLC	603,849	0.5
10,774		Roper Industries, Inc.	1,622,134	1.2
24,193		Union Pacific Corp.	2,546,797	2.0
			13,016,578	10.0

		Information Technology: 28.9%
72,542		Apple, Inc.	7,435,555	5.7
18,256	@	Check Point Software Technologies	1,296,541	1.0
37,989		Cognizant Technology Solutions Corp.	1,737,237	1.3
26,292	@	Electronic Arts, Inc.	994,889	0.8
31,484		Facebook, Inc.	2,355,633	1.8
3,759		Google, Inc.	2,148,644	1.6
4,613		Google, Inc. – Class A	2,686,427	2.1
26,572		Intuit, Inc.	2,210,259	1.7
30,577		Mastercard, Inc.	2,318,042	1.8
104,592		Microsoft Corp.	4,751,615	3.7
67,619		Oracle Corp.	2,808,217	2.2
39,633		Qualcomm, Inc.	3,016,071	2.3
9,634		Visa, Inc.	2,047,418	1.6
17,562		VMware, Inc.	1,731,262	1.3
			37,537,810	28.9

		Materials: 3.9%
18,592	@	Crown Holdings, Inc.	897,436	0.7
25,167	@	LyondellBasell Industries NV - Class A	2,877,846	2.2
19,395		Packaging Corp. of America	1,318,666	1.0
			5,093,948	3.9

	Total Common Stock
	(Cost $100,405,056)		126,790,722	97.6

SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
3,062,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $3,062,000)	3,062,000	2.4

	Total Short-Term Investments
	(Cost $3,062,000)		3,062,000	2.4

	Total Investments in Securities (Cost $103,467,056)		$129,852,722	100.0
	Liabilities in Excess of Other Assets		(37,174)	–
	Net Assets		$129,815,548	100.0

††	Rate shown is the 7-day yield as of August 31, 2014.

Voya Large Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

@	Non-income producing security

Cost for federal income tax purposes is $103,970,367.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$26,763,612
Gross Unrealized Depreciation	(881,257)

Net Unrealized Appreciation	$25,882,355

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$126,790,722	$–	$–	$126,790,722
Short-Term Investments	3,062,000	–	–	3,062,000
Total Investments, at fair value	$129,852,722	$–	$–	$129,852,722

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya Mid Cap Value Advantage Fund	as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 9.4%
70,179		Brinker International, Inc.	$3,431,753	1.7
22,275	@	Delphi Automotive PLC	1,549,894	0.7
40,989		DineEquity, Inc.	3,410,285	1.6
65,399		Gap, Inc.	3,018,164	1.5
58,178		Macy's, Inc.	3,623,908	1.8
14,646		Polaris Industries, Inc.	2,129,235	1.0
103,337		Regal Entertainment Group	2,175,244	1.1
			19,338,483	9.4

		Consumer Staples: 5.1%
98,862		ConAgra Foods, Inc.	3,183,356	1.5
30,503		Energizer Holdings, Inc.	3,706,725	1.8
48,719		Molson Coors Brewing Co.	3,602,770	1.8
			10,492,851	5.1

		Energy: 5.2%
19,732		Cimarex Energy Co.	2,864,297	1.4
71,095		Consol Energy, Inc.	2,863,707	1.4
82,791		Patterson-UTI Energy, Inc.	2,859,601	1.3
62,703		Superior Energy Services	2,247,275	1.1
			10,834,880	5.2

		Financials: 31.2%
21,563		Ameriprise Financial, Inc.	2,711,763	1.3
43,227		Arthur J. Gallagher & Co.	2,041,611	1.0
69,061		BankUnited, Inc.	2,178,875	1.1
70,179	L	Carlyle Group L.P.	2,334,154	1.1
252,443		DCT Industrial Trust, Inc.	2,006,922	1.0
166,092		DDR Corp.	3,026,196	1.5
34,785		Discover Financial Services	2,169,540	1.0
39,362		Extra Space Storage, Inc.	2,074,377	1.0
164,057		Fifth Third Bancorp.	3,347,583	1.6
55,228		First Republic Bank	2,700,649	1.3
94,590		FNF Group	2,677,843	1.3
40,684		Gaming and Leisure Properties, Inc.	1,354,777	0.7
93,064		Hartford Financial Services Group, Inc.	3,448,021	1.7
57,364		HCC Insurance Holdings, Inc.	2,876,231	1.4
122,255		Host Hotels & Resorts, Inc.	2,789,859	1.3
91,437		Invesco Ltd.	3,734,287	1.8
239,628		Keycorp	3,261,337	1.6
56,957		PacWest Bancorp	2,388,777	1.2
37,366		ProAssurance Corp.	1,726,309	0.8
95,607		ProLogis, Inc.	3,914,151	1.9
26,343		SL Green Realty Corp.	2,880,607	1.4
82,182		Starwood Property Trust, Inc.	1,960,041	0.9
58,178		The Geo Group, Inc.	2,177,021	1.0
74,044		UnumProvident Corp.	2,685,576	1.3
31,225		Ventas, Inc.	2,053,980	1.0
			64,520,487	31.2

		Health Care: 8.2%
55,533		Cardinal Health, Inc.	4,092,782	2.0
56,449		Cigna Corp.	5,340,076	2.6
45,769	@	Community Health Systems, Inc.	2,484,341	1.2
125,813		Select Medical Holdings Corp.	1,763,898	0.8
33,666		Zimmer Holdings, Inc.	3,343,371	1.6
			17,024,468	8.2

		Industrials: 11.0%
37,226		Ametek, Inc.	1,970,744	1.0
21,054		Hubbell, Inc.	2,545,428	1.2
83,402		KAR Auction Services, Inc.	2,515,404	1.2
34,276		Lincoln Electric Holdings, Inc.	2,437,024	1.2
249,494		Mueller Water Products, Inc.	2,302,830	1.1
22,681		Pall Corp.	1,913,596	0.9
26,140		Regal-Beloit Corp.	1,857,770	0.9
13,629		Roper Industries, Inc.	2,051,982	1.0
13,731		TransDigm Group, Inc.	2,581,291	1.3
68,654		Xylem, Inc.	2,558,048	1.2
			22,734,117	11.0

		Information Technology: 12.1%
38,446		Analog Devices, Inc.	1,965,359	0.9
14,952		Anixter International, Inc.	1,334,167	0.6
140,970		Applied Materials, Inc.	3,257,112	1.6
65,704		Fidelity National Information Services, Inc.	3,728,702	1.8
35,802		KLA-Tencor Corp.	2,735,989	1.3
44,752	@	TE Connectivity Ltd.	2,805,055	1.4
76,790		Vantiv, Inc.	2,401,991	1.2
27,258		Western Digital Corp.	2,807,847	1.4
283,974		Xerox Corp.	3,921,681	1.9
			24,957,903	12.1

		Materials: 6.3%
38,904		Albemarle Corp.	2,473,517	1.2
29,496		Eastman Chemical Co.	2,432,535	1.2
714,900		Fortescue Metals Group Ltd.	2,792,515	1.3
233,729		Steel Dynamics, Inc.	5,431,862	2.6
			13,130,429	6.3

		Utilities: 9.0%
185,010		CenterPoint Energy, Inc.	4,595,649	2.2

PORTFOLIO OF INVESTMENTS
Voya Mid Cap Value Advantage Fund	as of August 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
64,179	DTE Energy Co.	$5,022,007	2.5
80,147	El Paso Electric Co.	3,152,983	1.5
47,130	Entergy Corp.	3,648,333	1.8
36,717	Pinnacle West Capital Corp.	2,091,033	1.0
		18,510,005	9.0

	Total Common Stock
	(Cost $184,588,499)	201,543,623	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc(1): 0.5%
989,482	Daiwa Capital Markets, Repurchase Agreement dated 08/29/14, 0.08%, due 09/02/14 (Repurchase Amount $989,491, collateralized by various U.S. Government Agency Obligations, 1.321%-8.000%, Market Value plus accrued interest $1,009,272, due 06/01/16-03/01/48)
	(Cost $989,482)	989,482	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
5,252,906	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $5,252,906)	5,252,906	2.5

	Total Short-Term Investments
	(Cost $6,242,388)	6,242,388	3.0

	Total Investments in Securities (Cost $190,830,887)	$207,786,011	100.5
	Liabilities in Excess of Other Assets	(1,054,259)	(0.5)
	Net Assets	$206,731,752	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $191,016,525.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,109,060
Gross Unrealized Depreciation	(1,339,574)

Net Unrealized Appreciation	$16,769,486

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$19,338,483	$–	$–	$19,338,483
Consumer Staples	10,492,851	–	–	10,492,851
Energy	10,834,880	–	–	10,834,880
Financials	64,520,487	–	–	64,520,487
Health Care	17,024,468	–	–	17,024,468
Industrials	22,734,117	–	–	22,734,117
Information Technology	24,957,903	–	–	24,957,903
Materials	10,337,914	2,792,515	–	13,130,429
Utilities	18,510,005	–	–	18,510,005
Total Common Stock	198,751,108	2,792,515	–	201,543,623
Short-Term Investments	5,252,906	989,482	–	6,242,388
Total Investments, at fair value	$204,004,014	$3,781,997	$–	$207,786,011

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 13.0%
118,500		AMC Entertainment Holdings, Inc.	$2,804,895	0.5
36,372	@	Bally Technologies, Inc.	2,883,936	0.5
312,700	@	Belmond Ltd	3,996,306	0.7
102,100		Cheesecake Factory	4,589,395	0.8
79,700		Childrens Place Retail Stores, Inc.	4,284,672	0.8
30,400		Dana Holding Corp.	706,192	0.1
99,267	@	Express, Inc.	1,721,290	0.3
170,100		Finish Line	5,040,063	0.9
73,500	@,L	Hibbett Sporting Goods, Inc.	3,339,105	0.6
156,198	@,L	Imax Corp.	4,329,809	0.8
69,700		Jack in the Box, Inc.	4,143,665	0.7
209,430		La-Z-Boy, Inc.	4,469,236	0.8
78,873		Life Time Fitness, Inc.	3,636,045	0.6
73,619		Monro Muffler, Inc.	3,809,783	0.7
61,790		Papa John's International, Inc.	2,446,884	0.4
194,400		Pier 1 Imports, Inc.	3,063,744	0.5
58,415		Pool Corp.	3,309,794	0.6
128,300	@	Sally Beauty Holdings, Inc.	3,577,004	0.6
58,000	L	Sturm Ruger & Co., Inc.	2,923,780	0.5
56,700		Vail Resorts, Inc.	4,507,083	0.8
163,100		Wolverine World Wide, Inc.	4,331,936	0.8
			73,914,617	13.0

		Consumer Staples: 2.0%
60,480		Casey's General Stores, Inc.	4,335,811	0.8
185,900		Flowers Foods, Inc.	3,639,922	0.6
106,800		Pinnacle Foods, Inc.	3,456,048	0.6
			11,431,781	2.0

		Energy: 5.5%
138,600		Bill Barrett Corp.	3,155,922	0.6
71,050		Carrizo Oil & Gas, Inc.	4,456,256	0.8
217,100		Cloud Peak Energy, Inc.	3,410,641	0.6
294,200	@	Energy XXI Bermuda Ltd.	4,854,300	0.8
559,600	@	Key Energy Services, Inc.	3,525,480	0.6
367,000	@,L	Nordic American Tankers Ltd.	3,325,020	0.6
545,800		Petroquest Energy, Inc.	3,635,028	0.6
75,180	@	Unit Corp.	4,947,596	0.9
			31,310,243	5.5

		Financials: 22.8%
161,500		Colony Financial, Inc.	3,620,830	0.6
261,209		CubeSmart	4,858,487	0.9
131,600		CyrusOne, Inc.	3,426,864	0.6
634,965		DCT Industrial Trust, Inc.	5,047,972	0.9
103,429		Encore Capital Group, Inc.	4,591,213	0.8
74,573		EPR Properties	4,243,949	0.7
55,779		Evercore Partners, Inc.	2,857,558	0.5
181,963		First American Financial Corp.	5,158,651	0.9
262,146		FirstMerit Corp.	4,518,086	0.8
104,500		Highwoods Properties, Inc.	4,446,475	0.8
36,800		Infinity Property & Casualty Corp.	2,516,384	0.4
136,310		LaSalle Hotel Properties	4,982,131	0.9
75,711		MarketAxess Holdings, Inc.	4,460,892	0.8
171,200		MB Financial, Inc.	4,843,248	0.8
75,000		PacWest Bancorp	3,145,500	0.5
67,054		Primerica, Inc.	3,374,828	0.6
79,222		ProAssurance Corp.	3,660,056	0.6
82,009		Prosperity Bancshares, Inc.	4,953,344	0.9
317,600		Radian Group, Inc.	4,624,256	0.8
142,721		Redwood Trust, Inc.	2,764,506	0.5
148,300		Selective Insurance Group	3,554,751	0.6
37,806		Signature Bank	4,478,499	0.8
80,100		South State Corp.	4,690,656	0.8
83,900		Springleaf Holdings, Inc.	2,792,192	0.5
75,423		Square 1 Financial, Inc.	1,447,367	0.3
156,800		Starwood Property Trust, Inc.	3,739,680	0.7
220,800		Sterling Bancorp/DE	2,797,536	0.5
76,685	@	Stifel Financial Corp.	3,671,678	0.6
376,900		Susquehanna Bancshares, Inc.	3,889,608	0.7
38,792	@	SVB Financial Group	4,318,326	0.8
183,240		Talmer Bancorp, Inc.	2,686,298	0.5
21,600		Virtus Investment Partners	4,831,704	0.8
169,100		Webster Financial Corp.	4,988,450	0.9
			129,981,975	22.8

		Health Care: 9.9%
56,976		Acorda Therapeutics, Inc.	1,856,278	0.3
175,700		AMN Healthcare Services, Inc.	2,656,584	0.5
41,385	@	Amsurg Corp.	2,226,099	0.4
30,022	@	Centene Corp.	2,345,619	0.4
72,250		Charles River Laboratories International, Inc.	4,269,975	0.7
18,729		Cubist Pharmaceuticals, Inc.	1,292,863	0.2
96,400		Envision Healthcare Holdings, Inc.	3,524,384	0.6
76,600		Greatbatch, Inc.	3,490,662	0.6
63,272	@	Haemonetics Corp.	2,258,178	0.4
101,300	@	Halozyme Therapeutics, Inc.	962,350	0.2

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of August 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
163,610		Healthsouth Corp.	$6,444,598	1.1
52,323		Impax Laboratories, Inc.	1,289,239	0.2
35,100		InterMune, Inc.	2,578,095	0.5
24,300		Isis Pharmaceuticals, Inc.	990,468	0.2
94,500	@	Masimo Corp.	2,120,580	0.4
55,866		Medicines Co.	1,430,728	0.3
55,644		Mednax, Inc.	3,185,619	0.6
92,471	@	Nektar Therapeutics	1,318,636	0.2
96,934		Owens & Minor, Inc.	3,334,530	0.6
64,134		Steris Corp.	3,610,103	0.6
97,300	@	Thoratec Corp.	2,432,500	0.4
42,700		WellCare Health Plans, Inc.	2,812,222	0.5
			56,430,310	9.9

		Industrials: 18.5%
152,500		Actuant Corp.	5,143,825	0.9
122,500		Atlas Air Worldwide Holdings, Inc.	4,097,625	0.7
129,100		Barnes Group, Inc.	4,420,384	0.8
96,000	@	Beacon Roofing Supply, Inc.	2,737,920	0.5
358,400		Blount International, Inc.	5,727,232	1.0
199,700		Brady Corp.	5,316,014	0.9
88,400		Clarcor, Inc.	5,587,764	1.0
4,660	@	Clean Harbors, Inc.	282,117	0.0
74,200		Curtiss-Wright Corp.	5,330,528	0.9
88,100		Forward Air Corp.	4,078,149	0.7
153,860		Healthcare Services Group	4,204,994	0.7
241,600		Heartland Express, Inc.	5,665,520	1.0
85,900	@	HUB Group, Inc.	3,735,791	0.7
162,800		KAR Auction Services, Inc.	4,910,048	0.9
127,900	@	On Assignment, Inc.	3,780,724	0.7
160,800		Orbital Sciences Corp.	4,304,616	0.7
47,500		Regal-Beloit Corp.	3,375,825	0.6
119,572		Resources Connection, Inc.	1,830,647	0.3
45,200		Teledyne Technologies, Inc.	4,387,564	0.8
139,700		Tetra Tech, Inc.	3,562,350	0.6
72,596		Toro Co.	4,466,832	0.8
82,732		Universal Forest Products, Inc.	3,917,360	0.7
81,500		Waste Connections, Inc.	3,998,390	0.7
88,900		Watts Water Technologies, Inc.	5,626,481	1.0
96,000		Woodward Governor Co.	5,014,080	0.9
			105,502,780	18.5

		Information Technology: 17.2%
86,788		A10 Networks, Inc.	1,011,948	0.2
121,600		Advanced Energy Industries, Inc.	2,340,800	0.4
23,777	@	Ansys, Inc.	1,933,070	0.3
207,072		Bankrate, Inc.	2,907,291	0.5
92,854		Blackhawk Network Holdings, Inc.	2,560,913	0.5
34,670	@	CACI International, Inc.	2,500,400	0.4
154,132		Cardtronics, Inc.	5,471,686	1.0
109,700		CommScope Holding Co., Inc.	2,825,872	0.5
91,300		Commvault Systems, Inc.	5,034,282	0.9
201,286		EVERTEC, Inc.	4,635,617	0.8
102,900	@	Finisar Corp.	2,089,899	0.4
62,200		Flir Systems, Inc.	2,101,738	0.4
244,900		Formfactor, Inc.	1,724,096	0.3
127,900	@	Integrated Device Technology, Inc.	2,103,955	0.4
101,800		j2 Global, Inc.	5,441,210	1.0
34,000		Littelfuse, Inc.	3,124,940	0.5
64,578	@	Micros Systems, Inc.	4,389,367	0.8
169,000	@	Microsemi Corp.	4,502,160	0.8
138,100		MKS Instruments, Inc.	4,687,114	0.8
106,500		Netgear, Inc.	3,537,930	0.6
80,000		Plantronics, Inc.	3,818,400	0.7
55,867	@	Plexus Corp.	2,301,162	0.4
265,100	@	Polycom, Inc.	3,512,575	0.6
149,750	@	Progress Software Corp.	3,468,210	0.6
200,600		Qlik Technologies, Inc.	5,662,938	1.0
80,100	@	Rofin-Sinar Technologies, Inc.	1,919,196	0.3
75,100	@	Semtech Corp.	1,956,730	0.3
24,500		Ultimate Software Group, Inc.	3,601,255	0.6
69,900		Veeco Instruments, Inc.	2,472,363	0.4
37,800		WEX, Inc.	4,295,970	0.8
			97,933,087	17.2

		Materials: 4.6%
296,500		Commercial Metals Co.	5,123,520	0.9
129,500		HB Fuller Co.	6,091,680	1.1
81,240		Minerals Technologies, Inc.	5,087,249	0.9
446,000	@	Thompson Creek Metals Co., Inc.	1,280,020	0.2
103,868		Worthington Industries	4,200,422	0.7
267,900		Zep, Inc.	4,254,252	0.8
			26,037,143	4.6

		Utilities: 2.6%
23,960		Cleco Corp.	1,351,823	0.3
115,800		El Paso Electric Co.	4,555,572	0.8
40,260		Idacorp, Inc.	2,283,547	0.4
81,400		ONE Gas, Inc.	3,046,802	0.5
93,000		Portland General Electric Co.	3,205,710	0.6
			14,443,454	2.6

	Total Common Stock
	(Cost $456,260,984)		546,985,390	96.1

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of August 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
91,200	iShares Russell 2000 Index Fund	$10,630,272	1.9

	Total Exchange-Traded Funds
	(Cost $8,377,618)	10,630,272	1.9

	Total Long-Term Investments
	(Cost $464,638,602)	557,615,662	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateralcc(1): 2.3%
3,154,046	BNP Paribas Bank, Repurchase Agreement dated 08/29/14, 0.06%, due 09/02/14 (Repurchase Amount $3,154,067, collateralized by various U.S. Government Agency Obligations, 2.466%-5.761%, Market Value plus accrued interest $3,217,127, due 10/01/36-08/20/44)	3,154,046	0.5
3,154,046	Citigroup, Inc., Repurchase Agreement dated 08/29/14, 0.06%, due 09/02/14 (Repurchase Amount $3,154,067, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,217,127, due 07/31/16-07/15/49)	3,154,046	0.6
3,154,046	HSBC Securities USA, Repurchase Agreement dated 08/29/14, 0.04%, due 09/02/14 (Repurchase Amount $3,154,060, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $3,217,127, due 10/15/14-07/15/32)	3,154,046	0.5
663,993	Millenium Fixed Income Ltd., Repurchase Agreement dated 08/29/14, 0.07%, due 09/02/14 (Repurchase Amount $663,998, collateralized by various U.S. Government Securities, 0.750%-2.250%, Market Value plus accrued interest $677,273, due 12/31/17-06/30/19)	663,993	0.1
3,154,046	Royal Bank of Canada, Repurchase Agreement dated 08/29/14, 0.06%, due 09/02/14 (Repurchase Amount $3,154,067, collateralized by various U.S. Government Agency Obligations, 1.821%-10.000%, Market Value plus accrued interest $3,217,127, due 08/15/17-08/20/44)	3,154,046	0.6
		13,280,177	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
10,823,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $10,823,000)	10,823,000	1.9

	Total Short-Term Investments
	(Cost $24,103,177)	24,103,177	4.2

	Total Investments in Securities (Cost $488,741,779)	$581,718,839	102.2
	Liabilities in Excess of Other Assets	(12,544,785)	(2.2)
	Net Assets	$569,174,054	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of August 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $488,773,377.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$110,490,312
Gross Unrealized Depreciation	(17,544,850)

Net Unrealized Appreciation	$92,945,462

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$546,985,390	$–	$–	$546,985,390
Exchange-Traded Funds	10,630,272	–	–	10,630,272
Short-Term Investments	10,823,000	13,280,177	–	24,103,177
Total Investments, at fair value	$568,438,662	$13,280,177	$–	$581,718,839

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 27, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 27, 2014